ACCOUNTS RECEIVABLE, NET (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Accounts Receivable, Net, Current [Abstract]
Total accounts receivable	$ 22,615,363	$ 15,743,822
Less: allowance for credit losses	(2,427,577)	(1,908,803)
Accounts receivable, net	20,187,786	13,835,019
Trade Accounts Receivable One [Member]
Accounts Receivable, Net, Current [Abstract]
Total accounts receivable	3,033,610	3,210,177
Trade Accounts Receivable Two [Member]
Accounts Receivable, Net, Current [Abstract]
Total accounts receivable	16,310,787	8,971,464
Trade Accounts Receivable Three [Member]
Accounts Receivable, Net, Current [Abstract]
Total accounts receivable	$ 3,270,966	$ 3,562,181